Shareholder Report, Holdings (Details)	May 31, 2024
C000219349 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219349 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219349 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219349 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219349 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219349 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219349 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000219349 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000005531 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005531 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005531 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005531 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005531 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005531 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005531 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000005531 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000005529 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005529 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005529 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005529 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005529 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005529 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005529 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000005529 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000005530 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005530 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005530 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005530 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005530 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005530 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005530 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000005530 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000159679 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159679 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159679 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159679 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000159679 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159679 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159679 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000159679 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	30.70%